Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022 [1]	Apr. 30, 2021 [1]
Statement [Line Items]
Revenue from contracts with customers	$ 33,066	$ 25,271	$ 25,251
Employee benefits expense	(9,868)	(9,293)	(6,193)
Advertising and promotion expense	(655)	(522)	(328)
Premises and office expenses	(996)	(741)	(674)
Legal and professional fee	(2,891)	(3,010)	(883)
Depreciation and amortization	(1,988)	(846)	(631)
Finance costs	(1,195)	0	0
Other expenses	(2,439)	(405)	(430)
Changes in fair value on financial assets measured at fair value through profit or loss ("FVTPL")	15,386	16,940	9,063
Other income	16,052	867	171
Other gains and losses, net	153	609	(39)
Profit before tax	44,625	28,870	25,307
Income tax expense	(4,485)	(3,030)	(3,173)
Profit for the year	40,140	25,840	22,134
Items that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	(257)	(4,145)	(574)
Surplus on revaluation of hotel properties	1,145	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	888	(4,145)	(574)
Item that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(920)	(106)	107
Share of other comprehensive expense of joint ventures	(84)	0	0
Other comprehensive income that may be reclassified subsequently to profit or loss, net of tax	(1,004)	(106)	107
Other comprehensive expense for the year	(116)	(4,251)	(467)
Total comprehensive income for the year	40,024	21,589	21,667
Profit (loss) for the year attributable to:
- Owners of the Company	41,737	27,493	22,937
- Non-controlling interests	(1,597)	(1,653)	(803)
Profit for the year	40,140	25,840	22,134
Total comprehensive income (expense) for the year attributable to:
- Owners of the Company	41,513	23,294	22,421
- Non-controlling interests	(1,489)	(1,705)	(754)
Total comprehensive income for the year	$ 40,024	$ 21,589	$ 21,667
Earnings per share
- Basic (US$)	$ 0.56	$ 0.41	$ 0.43
- Diluted (US$)	$ 0.56	$ 0.41	$ 0.43

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.